2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Tables
Net Income per Share
	December 31		June 30
	2013	2012	2012

Basic	31,661	27,331	22,695
Incremental shares under stock compensation plans	95	1,937	1,528
Fully Diluted	31,756	29,268	24,223